Expense Example (Invesco V.I. Government Securities Fund, Shares I shares, Invesco V.I. Government Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Government Securities Fund | Shares I shares, Invesco V.I. Government Securities Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 61
3 Years	227
5 Years	407
10 Years	$ 927